Operating and Geographic Segmentation	12 Months Ended
Oct. 31, 2025
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Operating and Geographic Segmentation
Note 25: Operating and Geographic Segmentation
Operating Segments
We conduct our business through four operating segments, each of which has a distinct mandate. Our operating segments reflect our organizational and management structure and therefore these segments, and the results attributed to them, may not be comparable with those of other financial services companies. We evaluate the performance of our operating segments using reported and adjusted measures, such as net income, revenue growth, return on equity and non-interest
expense-to-revenue
(efficiency) ratio, as well as operating leverage.
On October 28, 2025, we announced the realignment of business units associated with the previously announced changes in the bank’s organizational structure, effective the fourth quarter of 2025 and applied on a retrospective basis. The realignment combined our U.S. Personal and Business Banking, Commercial Banking and Private Wealth businesses to form a unified U.S. Banking operating segment. Effective the fourth quarter of 2025, financial results related to our U.S. Wealth business previously reported in Wealth Management are now reported in U.S. Banking. Results for prior periods have been reclassified to conform with the current year’s presentation.
Canadian Personal and Commercial Banking
Canadian P&C serves clients across Canada with a comprehensive range of financial products, services and advice through integrated branch, contact centre and digital channels.
U.S. Banking
U.S. Banking serves clients across the United States with a comprehensive range of financial products, services and advice through an integrated network of branches, contact centres, digital banking platforms and automated teller machines. These are offered through Personal and Business Banking, Commercial Banking and Private Wealth lines of businesses.
Wealth Management
Wealth Management serves a full range of clients across Canada, from mainstream to ultra-high net worth and institutional, with a broad offering of wealth, asset management and insurance products and services.
Capital Markets
Capital Markets offers a comprehensive range of products and services to corporate, institutional and government clients globally. Through our Investment and Corporate Banking and Global Markets lines of business, there are approximately 2,700 professionals operating in 38 locations around the world.

Corporate Services
Corporate Services consists of Corporate Units and Technology and Operations (T&O). Corporate Units provide enterprise-wide expertise, governance and support in a variety of areas, including strategic planning, risk management, finance, legal and regulatory compliance, sustainability, human resources, communications, marketing, real estate and procurement. T&O develops, monitors, manages and maintains governance of information technology including data and analytics, and also provides cybersecurity and operations services.
The costs of these Corporate Units and T&O services are largely allocated to the four operating segments (Canadian P&C, U.S. Banking, Wealth Management and Capital Markets), with any remaining amounts retained in Corporate Services results. As such, Corporate Services results largely reflect the impact of residual unallocated expenses, residual treasury-related activities and the elimination of taxable equivalent basis (teb) adjustments. We review our revenue and expense allocation methodologies annually and update these as appropriate.
Basis of Presentation
The results of these operating segments are based on our internal financial reporting systems. The accounting policies used in these segments are generally consistent with those followed in the preparation of our consolidated financial statements, as disclosed in Note 1 and throughout the consolidated financial statements. Income taxes presented below may not be reflective of taxes paid in each jurisdiction in which we operate. Income taxes are generally applied to each segment based on a statutory tax rate and may be adjusted for items and activities specific to each segment. A notable accounting measurement difference is the teb adjustment, as described below.
Periodically, certain business lines and units within the business lines are transferred between client and corporate support groups in order to more closely align our organizational structure with our strategic priorities. In addition, revenue and expense allocations are updated to more accurately align with current experience. Results for prior periods are restated to conform with the current year’s presentation.
Taxable Equivalent Basis
We analyze revenue on a teb basis at the operating segment level. Net interest income, revenue and provision for income taxes are increased on tax-exempt securities to an equivalent before-tax basis to facilitate comparisons of income between taxable and tax-exempt sources. The offset to the operating segments’ teb adjustments is reflected in Corporate Services net interest income, total revenue and provision for income taxes. Beginning January 1, 2024, we did not take the deduction for certain Canadian dividends received in Capital Markets due to proposed legislation, and as a result, we no longer report this revenue on a teb basis. This proposed legislation was enacted in the third quarter of fiscal 2024. The teb adjustment for the year ended October 31, 2025 was $
39 million ($58 million in 2024).
Inter-Segment Allocations
Various estimates and allocation methodologies are used in the preparation of the operating segments’ financial information. Overhead expenses are allocated to operating segments using allocation formulas applied on a consistent basis. Operating segment net interest income reflects internal funding charges and credits on the segments’ assets, liabilities and capital at market rates, taking into account relevant terms and currency considerations. The offset of the net impact of these charges and credits is reflected in Corporate Services. These inter-segment allocations are also applied to the geographic segmentation.

Our results and average assets, grouped by operating segment, are as follows:

(Canadian $ in millions)	Canadian P&C	U.S. Banking (1)	Wealth Management	Capital Markets (1)	Corporate Services (1) (2)	2025 Total
Net interest income	$9,667	$9,017	$1,020	$2,482	$(699)	$21,487
Non-interest revenue	2,595	2,466	4,282	4,965	479	14,787
Total Revenue	12,262	11,483	5,302	7,447	(220)	36,274
Provision for credit losses on impaired loans	1,952	1,010	8	133	44	3,147
Provision for (recovery of) credit losses on performing loans	412	33	2	68	(45)	470
Total provision (recovery of) for credit losses	2,364	1,043	10	201	(1)	3,617
Depreciation and amortization	644	990	215	331	–	2,180
Non-interest expense	4,716	5,865	3,245	4,285	816	18,927
Income (loss) before taxes and non-controlling interest in subsidiaries	4,538	3,585	1,832	2,630	(1,035)	11,550
Provision for (recovery of) income taxes	1,243	775	451	653	(297)	2,825
Reported net income (loss)	$3,295	$2,810	$1,381	$1,977	$(738)	$8,725
Non-controlling interest in subsidiaries	$–	$14	$–	$–	$2	$16
Net income (loss) attributable to bank shareholders	$3,295	$2,796	$1,381	$1,977	$(740)	$8,709
Average assets (3)	$344,176	$257,177	$53,224	$551,491	$274,493	$1,480,561

	Canadian P&C	U.S. Banking (1)	Wealth Management	Capital Markets (1)	Corporate Services (1) (2)	2024 Total
Net interest income	$8,852	$8,602	$873	$1,731	$(590)	$19,468
Non-interest revenue	2,587	2,209	3,726	4,785	20	13,327
Total Revenue	11,439	10,811	4,599	6,516	(570)	32,795
Provision for credit losses on impaired loans	1,326	1,285	15	367	73	3,066
Provision for (recovery of) credit losses on performing loans	333	392	2	2	(34)	695
Total provision for credit losses	1,659	1,677	17	369	39	3,761
Depreciation and amortization	590	1,006	215	299	–	2,110
Non-interest expense	4,415	5,684	2,961	3,979	350	17,389
Income (loss) before taxes and non-controlling interest in subsidiaries	4,775	2,444	1,406	1,869	(959)	9,535
Provision for (recovery of) income taxes	1,318	434	339	377	(260)	2,208
Reported net income (loss)	$3,457	$2,010	$1,067	$1,492	$(699)	$7,327
Non-controlling interest in subsidiaries	$–	$2	$–	$–	$7	$9
Net income (loss) attributable to bank shareholders	$3,457	$2,008	$1,067	$1,492	$(706)	$7,318
Average assets (3)	$327,883	$251,881	$49,134	$468,963	$271,554	$1,369,415

(1)	Operating segments report on a teb basis – see Basis of Presentation section.
(2)	Corporate Services includes T&O.
(3)
Included within average assets are average earning assets, which comprise deposits with other banks, deposits at central banks, securities borrowed or purchased under resale agreements, loans and securities. Total average earning assets for 2025 are $1,305,072 million, including $342,361 million for Canadian P&C, $235,855 million for U.S. Banking and $726,856 million for all other operating segments, including Corporate Services (2024 – Total: $1,235,830 million, Canadian P&C: $319,518 million, U.S. Banking: $230,500 million and all other operating segments: $685,812 million).

Certain comparative figures have been reclassified to conform with the current year’s presentation.
Geographic Information
We operate primarily in Canada and the United States, but we also have operations in the United Kingdom, Europe, the Caribbean and Asia, which are grouped within other countries in the table below. We allocate our results by geographic region based on the location of the unit responsible for managing the related assets, liabilities, revenues and expenses.
Our results and average assets, grouped by geographic region, are as follows:

(Canadian $ in millions)				2025
	Canada	United States	Other countries	Total
Total Revenue	$18,885	$15,194	$2,195	$36,274
Income before taxes	5,741	4,339	1,470	11,550
Reported net income	4,191	3,408	1,126	8,725
Average Assets	732,391	675,161	73,009	1,480,561

				2024
Total Revenue	$16,107	$14,465	$2,223	$32,795
Income before taxes	4,434	3,547	1,554	9,535
Reported net income	3,199	2,865	1,263	7,327
Average Assets	692,750	613,098	63,567	1,369,415